INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Unrecognized deferred tax assets	R$ 14,961	R$ 16,550